Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - Concentration Risk By Type [member] - shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,979	2,221
Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	35	30
Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	4	32
Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	6	9
Consumer [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		2
Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	400	455
Financials [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	3	1
Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,470	1,616
Funds [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	14	19
Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	44	22
Industries [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	12	4
Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	56	88
Other [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	7	2
Americas [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	442	499
Americas [member] | Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1	26
Americas [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	4	7
Americas [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	368	416
Americas [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	42	21
Americas [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	27	29
The Netherlands [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,376	1,443
The Netherlands [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	14	3
The Netherlands [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,363	1,440
United Kingdom [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	34	17
United Kingdom [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	34	17
Asset management [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	9	5
Asset management [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1
Asset management [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	3	2
Asset management [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1	1
Asset management [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	3	2
International [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	74	84
International [Member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	5	14
International [Member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	63	63
International [Member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1
International [Member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	6	7